Business Combinations - 2016 Transactions (Details) $ in Thousands	Feb. 01, 2016 USD ($) store item shares	Mar. 31, 2019 store	Dec. 31, 2018 item	Dec. 31, 2017 USD ($)
Disposal of Subsidiary
Number of retail locations closed		471	471
Predecessor
Disposal of Subsidiary
Treasury stock				$ 50
Predecessor | Disposal Group Disposed Of By Sale Not Discontinued Operations | Florida II
Disposal of Subsidiary
Consideration for disposal (in shares) | shares	1,000,000
Treasury stock	$ 50
Stock repurchase obligation	$ 3,130
Number of promissory notes | item	2
Consideration in form of clearing outstanding debt	$ 10,112
Pre-tax loss on sale of subsidiary	1,569
Goodwill written-off	5,691
Tax loss on sale	$ 24,062
Predecessor | Disposal Group Disposed Of By Sale Not Discontinued Operations | Florida II | Retail Financial Services
Disposal of Subsidiary
Number of retail locations closed | store	43
Predecessor | Disposal Group Disposed Of By Sale Not Discontinued Operations | Florida II | Revolving credit facility
Disposal of Subsidiary
Maximum borrowing capacity	$ 6,000
Loan loss reserve	$ 3,000